Organization and Description of the Business (Details) - USD ($)						12 Months Ended
	Apr. 30, 2025	Jan. 28, 2025	Nov. 14, 2024	Oct. 07, 2024	Apr. 18, 2024	Dec. 31, 2024	Dec. 31, 2023	Sep. 29, 2025	Apr. 02, 2025	Nov. 07, 2024	Sep. 30, 2024	Oct. 18, 2023	Dec. 31, 2022
Organization and Description of the Business [Line Items]
Net losses amount						$ (7,232,000)	$ (11,706,000)
Accumulated deficit						(116,103,000)	(108,871,000)				$ (112,768,000)		$ (97,165,000)
Funding amount			$ 3,000,000	$ 1,000,000	$ 2,158,000							$ 6,000,000
Converted in common shares						2,786,000
Installments amount				$ 250,000
Accrue interest percentage				10.00%
Repaid balance				$ 1,000,000
Transaction cost						2,100,000
Issuance cost						900,000
Net liabilities						6,600,000
Legal fees						1,000,000
Excise tax payable						4,401,000
Income tax payable						366,000
Forward purchase agreement						1,100
Shares of forward purchase agreement (in Shares)										100,000
PIPE Financing [Member]
Organization and Description of the Business [Line Items]
Principal amount						4,225,000
Proceeds from received						$ 5,700,000
Promissory Note [Member]
Organization and Description of the Business [Line Items]
Principal amount					$ 1,997,000
Number of shares, converted (in Shares)					600,000
Issuance cost			$ 2,755,000
Convertible Note Discount [Member]
Organization and Description of the Business [Line Items]
Issuance discount			8.00%
Maturity date						Nov. 13, 2025
Subsequent Event [Member] | Contract Termination [Member]
Organization and Description of the Business [Line Items]
Shares of forward purchase agreement (in Shares)		100,000
Termination obligation aggregate amount		$ 132,000
Early termination reset price per share (in Dollars per share)		$ 1.317
Minimum [Member]
Organization and Description of the Business [Line Items]
Interest rate			0.00%
Maximum [Member]
Organization and Description of the Business [Line Items]
Interest rate			18.00%
Forecast [Member]
Organization and Description of the Business [Line Items]
Number of shares, converted (in Shares)	779,928
Security bid price per share (in Dollars per share)								$ 1	$ 1